Taxation	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxation	Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Canada, France, Hong Kong, Ireland, Singapore, Switzerland and the U.S.
Income tax returns are open for examination for the tax years 2013-2022 in the U.S., 2017-2022 in Hong Kong and Canada, 2018-2022 in Singapore, France and Ireland, and 2021-2022 in Switzerland. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense (benefit) for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Current income tax expense (benefit)
U.S.	$93,906	$31,216	$(97,155)
Non U.S.	20,622	18,293	44,764
Total current income tax expense (benefit)	$114,528	$49,509	$(52,391)
Deferred income tax (benefit) expense
U.S.	$(14,428)	$(9,404)	$60,932
Non U.S.	(70,699)	(1,687)	(25,560)
Total deferred income tax (benefit) expense	$(85,127)	$(11,091)	$35,372
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	1,933	(199)	3,928
Total unrecognized tax expense (benefit)	$1,933	$(199)	$3,928
Total income tax expense (benefit)
U.S.	$79,478	$21,812	$(36,223)
Non U.S.	(48,144)	16,407	23,132
Total income tax expense (benefit)	$31,334	$38,219	$(13,091)
(Loss) income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to (loss) income before taxes was as follows for the years ended December 31, 2022, 2021 and 2020 (in thousands of U.S. dollars):

	2022	2021	2020
Domestic (Bermuda)	$(205,731)	$636,043	$3,894
Foreign	(852,964)	125,580	237,204
(Loss) income before taxes	$(1,058,695)	$761,623	$241,098

Reconciliation of effective tax rate (% of (loss) income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	14.2	5.7	15.5
Impact of foreign exchange gains or losses	(0.3)	(0.1)	(8.1)
Unrecognized tax (expense) benefit	(0.2)	—	1.6
Tax-exempt income and expenses not deductible	0.1	(0.4)	(1.4)
Foreign branch tax	3.5	0.1	(3.3)
Valuation allowance	(17.6)	0.6	3.4
Other	(2.7)	(0.9)	(13.1)
Actual tax rate	(3.0)%	5.0%	(5.4)%
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The Company did not make use of any direct support measures. It was only the Company’s U.S. subsidiaries that benefited from the CARES Act through the passage of modified tax loss carry-back rules that allow losses to be carried back to years with a higher tax rate. As a result, the Company’s U.S. subsidiaries realized a tax benefit of $35 million (or a reduction of 14.4 points on the effective tax rate) for the year ended December 31, 2020, which is included in Other in the table above.
The components of net tax assets and liabilities at December 31, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Net tax assets	$164,384	$154,472
Net tax liabilities	(29,154)	(90,974)
Net tax assets	$135,230	$63,498

	December 31, 2022	December 31, 2021
Net current tax assets	$108,836	$117,872
Net deferred tax assets (liabilities)	37,103	(45,098)
Net unrecognized tax benefit	(10,709)	(9,276)
Net tax assets	$135,230	$63,498
Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$18,049	$18,340
Foreign tax credit carryforwards	211,023	180,510
Tax loss carryforwards	123,597	106,555
Unearned premiums	46,029	36,421
Statutory basis funds held	—	58,899
Unrealized depreciation and timing differences on foreign exchange revaluations	—	3,838
Unrealized depreciation and timing differences on investments	170,720	—
Other deferred tax assets	37,423	47,034
	$606,841	$451,597
Valuation allowance	(399,329)	(211,798)
Deferred tax assets	$207,512	$239,799
Deferred tax liabilities
Deferred acquisition costs	$92,459	$75,924
Goodwill and other intangibles	55,882	56,870
Statutory basis reserves	—	114,240
Equalization reserves	8,235	7,192
Unrealized appreciation and timing differences on investments	—	4,877
Other deferred tax liabilities	13,833	25,794
Deferred tax liabilities	$170,409	$284,897
Net deferred tax assets (liabilities)	$37,103	$(45,098)
Realization of deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2022 relates to a foreign tax credit carryforward of $211 million in Ireland, a net unrealized investment loss position in the United States generating a deferred tax asset of $148 million, and net deferred tax assets of $22 million in the United States, $11 million in the United Kingdom and $7 million in Canada. The valuation allowance recorded at December 31, 2021 related to a foreign tax credit carryforward of $181 million in Ireland, and net deferred tax assets of $13 million in the United States, $12 million in the United Kingdom and $6 million in Canada,
At December 31, 2022, the deferred tax assets included $70 million in aggregate tax loss carryforwards (after valuation allowance) including: $26 million in Switzerland, $20 million in Singapore, $10 million in the United States, $9 million in Ireland, $2 million in both the United Kingdom and Hong Kong, and $1 million in Canada. At December 31, 2021, the deferred tax assets included $76 million in aggregate tax loss carryforwards (after valuation allowance) including: $44 million in the United States, $19 million in Singapore, $6 million in Switzerland, $5 million in Canada and $2 million in Hong Kong. The loss carryforwards at both December 31, 2022 and December 31, 2021 can be carried forward for an unlimited period of time except Canada which is limited to twenty years and Switzerland which is limited to seven years.
The total amount of unrecognized tax benefits for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Balance at January 1	$9,276	$10,273	$5,689
Changes in tax positions taken during a prior year	1,933	(199)	3,870
Impact of the change in foreign currency exchange rates	(500)	(798)	714
Balance at December 31	$10,709	$9,276	$10,273
For the years ended December 31, 2022, 2021 and 2020, there were no new uncertain tax positions taken. For the years ended December 31, 2022, 2021 and 2020, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as Income tax expense (benefit) in the Consolidated Statements of Operations.
At December 31, 2022, there are no unrecognized tax benefit positions that are reasonably expected to reverse within twelve months.